Convertible Debt and Warrant Liability (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended	6 Months Ended		12 Months Ended
	Apr. 11, 2023	Jan. 05, 2023	Nov. 04, 2022	Nov. 03, 2022	Jan. 27, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Common stock, shares authorized								96,248,541
Preferred stock, shares authorized						10,000,000
Preferred stock, par value						$ 0.0001
Proceeds from convertible debt					$ 9,000	$ 9,000		$ 9,000
Convertible Notes [Member]
Debt Instrument [Line Items]
Principal amount			$ 10,000	$ 10,000
Proceeds from convertible debt			$ 9,000	$ 9,000
Interest rate	10.00%		10.00%	10.00%
Conversion price			$ 15	$ 15
Warrant exercise price				$ 15
Warrants issued				231,312
Common Class B [Member]
Debt Instrument [Line Items]
Common stock, shares issued						33,825,370		31,125,370	25,725,370
Common stock, shares authorized						1,000,000,000		41,925,572	41,925,572
Common Class A [Member]
Debt Instrument [Line Items]
Common stock, shares issued						38,174,853		9,763,838	6,854,576
Common stock, shares authorized						4,000,000,000		54,307,968	54,307,968
Warrants issued		268,980